Disclosure of detailed information about warrants, fair value (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Derivative liability, beginning	$ 367,346	$ 1,135,157
Fair value of warrants issued during the year	813,126	1,112,776
Fair value of warrants exercised during the year	(27,722)	0
Change in fair value of warrants outstanding	(885,673)	(1,880,587)
Derivative liability, ending	$ 267,077	$ 367,346